Total
Value Portfolio (formerly named Comstock Portfolio)
Value Portfolio (formerly named Comstock Portfolio)
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table below does not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Value Portfolio (formerly named Comstock Portfolio)		Class I	Class P
Management Fee		0.71%	0.71%
Service Fee		0.20%	none
Other Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		0.95%	0.75%
Less Fee Waiver	[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver		0.87%	0.67%
[1]	The investment adviser has agreed to waive 0.075% of its management fee through April 30, 2022. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Value Portfolio (formerly named Comstock Portfolio) - USD ($)	1 year	3 years	5 years	10 years
Class I	89	295	518	1,159
Class P	68	232	409	923

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - Value Portfolio (formerly named Comstock Portfolio) - USD ($)	1 year	3 years	5 years	10 years
Class I	89	295	518	1,159
Class P	68	232	409	923

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2020, the portfolio turnover rate was 123% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stock. The sub-adviser focuses primarily on large-capitalization companies, emphasizing a value style of investing. The sub-adviser considers a company to be a large-capitalization company if it is within the range of the Fund’s current benchmark index, the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe. As of May 1, 2021, the market capitalization range of the Russell 1000 Value Index was approximately $56.7 million to $435.5 billion.

In selecting investments for the Fund, the sub-adviser looks for companies whose stock price it believes may not adequately reflect the company’s value. The sub-adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the sub-adviser believes more accurately reflects the fair value of the company.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2020, a significant portion of the Fund is represented by securities of companies in the Consumer Products sector. The components of the Fund are likely to change over time.

The sub-adviser may sell stocks it believes no longer meets its valuation criteria.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers in which this portion of the Fund invests and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

● Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Active Management Risk: The sub-adviser’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Consumer Products Sector Risk: Companies in the consumer products sector may be adversely impacted by changes in domestic and global economic conditions, consumer confidence and preferences, product cycles, marketing, demographics, production spending, competition, government regulations and factors impacting the supply, demand and prices of raw materials. Even companies that produce non-cyclical products (which are generally goods that are considered essential) depend heavily on disposable household income and consumer spending.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

American Century Investment Management, Inc. began managing the Fund on November 2, 2020, and some investment policies changed at that time. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.06%; Q1 2020: (31.95%)
Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Returns - Value Portfolio (formerly named Comstock Portfolio)	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I (incepted October 2, 2000)	(6.94%)	7.07%	8.55%		Oct. 02, 2000
Class P	Class P (incepted May 2, 2011)	(6.75%)	7.29%		8.04%	May 02, 2011
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	2.80%	9.74%	10.50%		Oct. 02, 2000